Prepayments	12 Months Ended
Dec. 31, 2022
Prepayments [Abstract]
Prepayments
12.
PREPAYMENTS

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Prepaid rents	$2,349	$2,316
Others	1,779	1,810
	$4,128	$4,126
Current
Prepaid rents	$566	$589
Others	1,764	1,809
	$2,330	$2,398
Noncurrent
Prepaid rents	$1,783	$1,727
Others	15	1
	$1,798	$1,728

Prepaid rents comprised the prepayments from the lease agreements applying the recognition exemption and the prepayments for leases that do not meet the definition of leases under IFRS 16.